Summary of Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2012
Maximum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years